Columbia Select Mid Cap Growth Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.2%
Issuer	Shares	Value ($)
Communication Services 13.7%
Entertainment 12.6%
Liberty Media Corp.-Liberty Formula One, Class C(a)	100,273	9,624,202
Live Nation Entertainment, Inc.(a)	173,766	22,841,541
Roblox Corp., Class A(a)	490,680	46,629,320
Roku, Inc.(a)	296,664	28,714,108
Spotify Technology SA(a)	85,372	51,126,730
Take-Two Interactive Software, Inc.(a)	214,445	52,768,481
TKO Group Holdings, Inc.	105,012	20,360,777
Total		232,065,159
Interactive Media & Services 1.1%
Reddit, Inc., Class A(a)	89,823	19,443,985
Total Communication Services		251,509,144
Consumer Discretionary 19.9%
Hotels, Restaurants & Leisure 10.2%
DoorDash, Inc., Class A(a)	161,636	32,063,733
DraftKings, Inc., Class A(a)	1,054,521	34,967,916
Hilton Worldwide Holdings, Inc.	127,466	36,331,634
Norwegian Cruise Line Holdings Ltd.(a)	714,658	13,192,587
Royal Caribbean Cruises Ltd.	99,696	26,544,060
Viking Holdings Ltd.(a)	389,217	25,991,911
Wynn Resorts Ltd.	140,041	18,020,476
Total		187,112,317
Household Durables 2.4%
SharkNinja, Inc.(a)	456,835	44,573,391
Specialty Retail 5.7%
Chewy, Inc., Class A(a)	393,651	13,687,245
Gap, Inc. (The)	788,808	21,353,033
Ross Stores, Inc.	60,138	10,605,938
Tractor Supply Co.	461,706	25,292,255
Wayfair, Inc., Class A(a)	304,623	33,752,228
Total		104,690,699
Textiles, Apparel & Luxury Goods 1.6%
Tapestry, Inc.	267,694	29,253,600
Total Consumer Discretionary		365,630,007
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.1%
Beverages 2.2%
Celsius Holdings, Inc.(a)	974,212	39,884,239
Consumer Staples Distribution & Retail 2.9%
Casey’s General Stores, Inc.	62,920	35,893,343
Maplebear, Inc.(a)	111,841	4,698,440
Sprouts Farmers Market, Inc.(a)	155,876	13,063,968
Total		53,655,751
Total Consumer Staples		93,539,990
Financials 4.9%
Capital Markets 3.9%
Coinbase Global, Inc., Class A(a)	55,934	15,259,914
LPL Financial Holdings, Inc.	26,543	9,450,370
Robinhood Markets, Inc., Class A(a)	372,797	47,900,686
Total		72,610,970
Financial Services 1.0%
Rocket Companies, Inc.	918,973	18,361,081
Total Financials		90,972,051
Health Care 13.2%
Biotechnology 4.0%
Argenx SE, ADR(a)	41,197	37,570,840
Ascendis Pharma A/S ADR(a)	41,652	8,843,969
Insmed, Inc.(a)	133,974	27,835,778
Total		74,250,587
Health Care Equipment & Supplies 4.5%
DexCom, Inc.(a)	512,592	32,534,214
IDEXX Laboratories, Inc.(a)	47,296	35,608,213
Insulet Corp.(a)	44,054	14,414,028
Total		82,556,455
Health Care Technology 1.1%
Veeva Systems Inc., Class A(a)	84,856	20,390,048
Life Sciences Tools & Services 3.1%
Charles River Laboratories International, Inc.(a)	143,781	25,613,147
IQVIA Holdings, Inc.(a)	137,350	31,591,874
Total		57,205,021

Columbia Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.5%
UCB SA	32,890	9,193,208
Total Health Care		243,595,319
Industrials 21.8%
Aerospace & Defense 12.4%
Aerovironment, Inc.(a)	119,163	33,301,292
Axon Enterprise, Inc.(a)	13,606	7,349,145
BWX Technologies, Inc.	51,545	9,220,370
Carpenter Technology Corp.	168,148	53,561,864
Howmet Aerospace, Inc.	272,761	55,804,173
Kratos Defense & Security Solutions, Inc.(a)	313,506	23,857,806
L3Harris Technologies, Inc.	93,278	25,995,646
Rocket Lab Corp.(a)	472,809	19,924,171
Total		229,014,467
Electrical Equipment 4.5%
Bloom Energy Corp., Class A(a)	198,490	21,683,048
Vertiv Holdings Co.	336,050	60,398,266
Total		82,081,314
Machinery 2.5%
RBC Bearings, Inc.(a)	102,042	45,405,629
Professional Services 1.3%
Parsons Corp.(a)	292,752	24,790,239
Trading Companies & Distributors 1.1%
Ferguson Enterprises, Inc.	80,356	20,223,195
Total Industrials		401,514,844
Information Technology 17.5%
IT Services 5.6%
Cloudflare, Inc.(a)	203,973	40,837,434
MongoDB, Inc.(a)	121,885	40,510,918
Snowflake, Inc., Class A(a)	87,417	21,962,647
Total		103,310,999
Semiconductors & Semiconductor Equipment 2.3%
Credo Technology Group Holding Ltd.(a)	79,969	14,202,495
Monolithic Power Systems, Inc.	31,514	29,250,349
Total		43,452,844
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.1%
Datadog, Inc., Class A(a)	314,229	50,279,782
Fair Isaac Corp.(a)	9,981	18,023,989
Hut 8 Corp.(a)	548,433	24,679,485
Unity Software, Inc.(a)	806,397	34,288,001
Zscaler, Inc.(a)	86,718	21,809,577
Total		149,080,834
Technology Hardware, Storage & Peripherals 1.5%
Sandisk Corp.(a)	122,665	27,388,641
Total Information Technology		323,233,318
Materials 1.8%
Construction Materials 0.8%
Vulcan Materials Co.	47,380	14,083,231
Metals & Mining 1.0%
MP Materials Corp.(a)	298,888	18,516,112
Total Materials		32,599,343
Utilities 2.3%
Electric Utilities 1.1%
NRG Energy, Inc.	115,631	19,598,298
Independent Power and Renewable Electricity Producers 1.2%
Talen Energy Corp.(a)	30,728	12,115,129
Vistra Corp.	62,120	11,110,783
Total		23,225,912
Total Utilities		42,824,210
Total Common Stocks (Cost $1,465,906,055)		1,845,418,226

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	3,321,561	3,320,565
Total Money Market Funds (Cost $3,319,949)		3,320,565
Total Investments in Securities (Cost: $1,469,226,004)		1,848,738,791
Other Assets & Liabilities, Net		(7,210,094)
Net Assets		1,841,528,697
Columbia Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	1,792,448	418,271,827	(416,744,171)	461	3,320,565	13,981	465,615	3,321,561
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Select Mid Cap Growth Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT194_08_T01_(01/26)